Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

As of June 30, 2026 and 2025, accounts receivable, net consisted of the following:

	As of June 30,
	2026	2025
Accounts receivable	$28,234,779	$38,026,298
Less: allowance for credit loss	(23,319,759)	(31,274,753)
	$4,915,020	$6,751,545

Schedule of Allowance for Doubtful Accounts	Movement of allowance for credit loss was as follows:
	For the Years Ended June 30,
	2026	2025	2024
Balance at beginning of the year	$31,274,753	$11,558,087	$6,325,311
(Reversal)/ allowance	(4,078,314)	20,084,455	5,468,134
Removed from the terminated VIE and its subsidiaries	(5,495,747)	—	—
Effects of foreign exchange rate	1,619,067	(367,788)	(235,358)
Balance at end of the year	$23,319,759	$31,274,753	$11,558,087